Allowance for doubtful accounts and credit losses (Allowance for Credit Losses Relating to Finance Receivables and Vehicles and Equipment on Operating Leases) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance for credit losses at beginning of year	¥ 184,087	¥ 178,101	¥ 167,330
Provision for credit losses, net of reversal	81,440	76,143	92,147
Charge-offs	(91,698)	(96,444)	(99,550)
Recoveries	26,178	25,344	21,757
Other	(3,608)	943	(3,583)
Allowance for credit losses at end of year	¥ 196,399	¥ 184,087	¥ 178,101